UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2014

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2014

ITEM 1.      SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2014
                                                              (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 94.4%
--------------------------------------------------------------------------------

                                                    Face Amount(1)       Value
                                                    --------------       -----

Australia -- 0.8%
   National Australia Bank
       Callable 09/24/2016 @ $100
       8.000%, 09/29/2049 (A) ...............          300,000      $    331,125
                                                                    ------------
Brazil -- 1.7%
   Rio Oil Finance Trust
       6.250%, 07/06/2024 ...................          700,000           722,121
                                                                    ------------
China -- 46.4%
   21Vianet Group
       6.875%, 06/26/2017 ...................CNY     5,500,000           838,890
   361 Degrees International
       7.500%, 09/12/2017 ...................CNY       500,000            78,793
   Bank of Communications
       Callable 10/03/2021 @ $100
       3.625%, 10/03/2026 (A) ...............EUR       200,000           250,729
   China Aoyuan Property Group
       Callable 01/17/2017 @ $106
       11.250%, 01/17/2019 ..................          400,000           396,116
   China Cinda Finance
       5.625%, 05/14/2024 ...................          200,000           208,232
   China Electronics Holdings MTN
       4.700%, 01/16/2017 ...................CNY     6,500,000         1,061,439
   China Resources Power East Foundation
       Callable 05/09/2016 @ $100
       7.250%, 05/09/2049 (A) ...............          450,000           469,125
   China SCE Property Holdings
       Callable 10/31/2014 @ $105
       10.500%, 01/14/2016 ..................CNY     1,000,000           165,600
   China Shanshui Cement
       Callable 10/31/2014 @ $104
       8.500%, 05/25/2016 ...................          400,000           399,000
   China Singyes Solar Technologies Holdings
       5.000%, 08/08/2019 ...................CNY     2,000,000           354,071
   China Taiping Insurance Holdings
       Callable 09/10/2019 @ $100
       5.450%, 12/31/2049 (A) ...............          400,000           401,440
   CITIC MTN
       6.375%, 04/10/2020 ...................          400,000           450,468
   COSCO Pacific Finance
       4.375%, 01/31/2023 ...................          280,000           257,776
   ENN Energy Holdings
       6.000%, 05/13/2021 ...................          400,000           442,844
   Far East Horizon
       Callable 06/23/2017 @ $100
       5.550%, 06/23/2049 (A) ...............          750,000           761,250
   Far East Horizon MTN
       4.500%, 03/22/2016 ...................CNY     2,000,000           324,739
   Franshion Development
       6.750%, 04/15/2021 ...................          350,000           361,375
   Fufeng Group
       Callable 10/31/2014 @ $104
       7.625%, 04/13/2016 ...................          200,000           205,000
   Future Land Development Holdings
       Callable 07/21/2017 @ $105
       10.250%, 07/21/2019 ..................          300,000           289,500
   Greenland Global Investment
       5.875%, 07/03/2024 ...................          600,000           588,132
   Greenland Hong Kong Holdings
       5.500%, 01/23/2018 ...................CNY     4,000,000           650,781

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2014
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                    Face Amount(1)       Value
                                                    --------------       -----

China -- continued
   Hero Asia Investment
       Callable 12/07/2015 @ $100
       5.250%, 12/07/2049 (A) ...............          650,000 $         662,341
   Kaisa Group Holdings
       Callable 01/08/2017 @ $105
       10.250%, 01/08/2020 ..................          500,000           517,500
   KWG Property Holding
       Callable 01/14/2017 @ $104
       8.975%, 01/14/2019 ...................          500,000           496,250
   Longfor Properties
       6.750%, 05/28/2018 ...................CNY     3,000,000           494,405
   Maikun Investment
       4.500%, 06/06/2017 ...................CNY     2,000,000           324,163
   MIE Holdings MTN
       Callable 02/06/2016 @ $103
       6.875%, 02/06/2018 ...................          400,000           405,500
   Oceanwide Real Estate International Holdings
       Callable 09/08/2017 @ $106
       11.750%, 09/08/2019 ..................          300,000           293,250
   Panda Funding Investment
       3.950%, 12/17/2016 ...................CNY     6,000,000           965,770
   Poly Real Estate Finance
       5.250%, 04/25/2019 ...................          400,000           411,576
   Qilu International Finance
       6.250%, 09/10/2017 ...................CNY     3,000,000           488,144
   Shandong International Hong Kong MTN
       5.800%, 12/07/2015 ...................CNY     2,000,000           329,203
   Shui On Development Holding
       Callable 12/10/2017 @ $100
       10.125%, 12/10/2049 (A) ..............          400,000           401,295
   Sinochem Global Capital
       Callable 11/02/2018 @ $100
       5.000%, 11/29/2049 (A) ...............          400,000           409,000
   Sino-Ocean Land Perpetual Finance
       Callable 05/13/2016 @ $100
       10.250%, 12/29/2049 (A) ..............          400,000           430,032
   Sino-Ocean Land Treasure Finance I MTN
       6.000%, 07/30/2024 ...................          500,000           492,050
   Sinotrans Sailing
       4.500%, 06/10/2017 ...................CNY     2,000,000           326,024
   Skyland Mining
       3.500%, 07/17/2017 ...................          325,000           327,187
   Sound Global
       Callable 08/10/2015 @ $106
       11.875%, 08/10/2017 ..................          200,000           220,144
   Times Property Holdings
       Callable 03/21/2017 @ $106
       12.625%, 03/21/2019 ..................          200,000           210,692
   Times Property Holdings
       10.375%, 07/16/2017 ..................CNY     2,000,000           326,574
   Unican MTN
       5.800%, 05/30/2017 ...................CNY     1,300,000           213,153
       5.600%, 09/18/2017 ...................CNY     1,500,000           244,001
   Universal Number One
       5.700%, 01/30/2017 ...................CNY     2,000,000           327,596
   West China Cement
       Callable 10/11/2014 @ $104
       7.500%, 01/25/2016 ...................          200,000           206,500
   Yingde Gases Investment
       Callable 04/22/2016 @ $104
       8.125%, 04/22/2018 ...................          300,000           305,250
       Callable 02/28/2018 @ $104
       7.250%, 02/28/2020 ...................          450,000           443,025
   Yuzhou Properties
       8.750%, 10/04/2018 ...................          300,000           298,500

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2014
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                    Face Amount(1)       Value
                                                    --------------       -----

China -- continued
   Yuzhou Properties
       Callable 10/25/2015 @ $106
       11.750%, 10/25/2017 ..................          200,000      $    219,500
                                                                    ------------
                                                                      19,743,925
                                                                    ------------
Hong Kong -- 23.8%
   Bank of China Hong Kong
       5.550%, 02/11/2020 ...................          600,000           645,064
   Bao-trans Enterprises
       3.750%, 12/12/2018 ...................          300,000           305,890
   Beijing Capital Hong Kong
       4.700%, 06/20/2017 ...................CNY     2,000,000           327,332
   Chalieco Hong Kong
       Callable 02/28/2017 @ $100
       6.875%, 08/28/2049 (A) ...............          350,000           358,313
   China CITIC Bank International MTN
       Callable 09/28/2017 @ $100
       3.875%, 09/28/2022 (A) ...............          400,000           396,200
   China City Construction International
       5.350%, 07/03/2017 ...................CNY     4,500,000           734,971
   China South City Holdings
       Callable 01/29/2017 @ $104
       8.250%, 01/29/2019 ...................          300,000           304,320
   CITIC Pacific
       6.800%, 01/17/2023 ...................        1,300,000         1,498,900
   Dah Sing Bank MTN
       Callable 01/29/2019 @ $100
       5.250%, 01/29/2024 (A) ...............          500,000           511,937
   Eastern Air Overseas Hong Kong
       4.800%, 03/13/2017 ...................CNY     3,000,000           491,709
   FPC Treasury MTN
       4.500%, 04/16/2023 ...................          300,000           285,733
   Guosen Securities Overseas
       6.400%, 04/24/2017 ...................CNY     3,000,000           494,117
   Hainan Airlines Hong Kong
       6.250%, 05/22/2017 ...................CNY     2,000,000           325,081
   Henson Finance
       5.500%, 09/17/2019 ...................          300,000           325,510
   HLP Finance
       4.450%, 04/16/2021 ...................          400,000           407,563
   Hutchison Whampoa International
       Callable 05/07/2017 @ $100
       6.000%, 05/29/2049 (A) ...............          250,000           268,413
   Hutchison Whampoa International
       5.750%, 09/11/2019 ...................          100,000           114,114
   Industrial & Commercial Bank of China
    Asia MTN
       5.125%, 11/30/2020 ...................          200,000           212,227
   Lai Fung Holdings
       6.875%, 04/25/2018 ...................CNY     2,000,000           314,987
   NWD MTN
       5.250%, 02/26/2021 ...................          500,000           520,160
   Pacnet
       Callable 12/12/2016 @ $105
       9.000%, 12/12/2018 ...................          300,000           316,875
   RKI Finance MTN
       6.000%, 12/03/2016 ...................CNY     1,000,000           162,857
   Vast Expand
       5.200%, 09/11/2017 ...................CNY     2,500,000           408,828
   Wing Hang Bank MTN
       Callable 04/20/2017 @ $100
       6.000%, 04/29/2049 (A) ...............          400,000           421,000
                                                                      ----------
                                                                      10,152,101
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2014
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                    Face Amount(1)       Value
                                                    --------------       -----

India -- 3.4%
   GCX
       Callable 08/01/2016 @ $105
       7.000%, 08/01/2019 ...................          300,000       $   308,165
   ICICI Bank
       Callable 10/31/2016 @ $100
       7.250%, 08/29/2049 (A) ...............          150,000           151,875
   Rolta
       Callable 05/16/2016 @ $105
       10.750%, 05/16/2018 ..................          400,000           430,000
   Vedanta Resources
       8.250%, 06/07/2021 ...................          500,000           551,250
                                                                       ---------
                                                                       1,441,290
                                                                       ---------

Indonesia -- 0.5%
   Theta Capital
       Callable 11/14/2016 @ $103
       6.125%, 11/14/2020 ...................          200,000           203,565
                                                                       ---------

Malaysia -- 0.7%
   Malayan Banking MTN
       Callable 09/20/2017 @ $100
       3.250%, 09/20/2022 (A) ...............          300,000           302,511
                                                                       ---------

Netherlands -- 1.7%
   Hyva Global
       Callable 10/31/2014 @ $104
       8.625%, 03/24/2016 ...................          500,000           505,600
   Jababeka International
       Callable 07/26/2015 @ $106
       11.750%, 07/26/2017 ..................          200,000           221,734
                                                                       ---------

                                                                         727,334
                                                                       ---------

Philippines -- 0.8%
   Travellers International Hotel Group
       6.900%, 11/03/2017 ...................          300,000           323,484
                                                                       ---------
Singapore -- 6.8%
   ABJA Investment
       5.950%, 07/31/2024 ...................          300,000           303,600
   Alam Synergy
       Callable 01/29/2017 @ $105
       9.000%, 01/29/2019 ...................          600,000           646,500
   Golden Legacy
       Callable 04/24/2017 @ $105
       9.000%, 04/24/2019 ...................          300,000           314,127
   ITNL International
       8.000%, 07/17/2017 ...................CNY     3,000,000           503,113
   Olam International MTN
       4.500%, 02/05/2020 ...................          400,000           399,907
   Pacific Emerald
       Callable 07/25/2016 @ $105
       9.750%, 07/25/2018 ...................          300,000           322,500
   TML Holdings
       5.750%, 05/07/2021 ...................          300,000           309,616
   UOB Cayman I
       Callable 03/15/2016 @ $100
       5.796%, 12/29/2049 (A) ...............          100,000           103,750
                                                                       ---------
                                                                       2,903,113
                                                                       ---------
Sri Lanka -- 1.4%
   SriLankan Airlines
       5.300%, 06/27/2019 ...................          600,000           598,704
                                                                       ---------

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2014
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------
                                                    Face Amount(1)/
                                                        Shares           Value
                                                    ---------------      -----

Thailand -- 2.6%
   Krung Thai Bank MTN
       Callable 12/26/2019 @ $100
       5.200%, 12/26/2024 (A) ..................       600,000         $ 617,246
   PTT Exploration & Production
       Callable 06/18/2019 @ $100
       4.875%, 12/29/2049 (A) ..................       500,000           505,000
                                                                       ---------
                                                                       1,122,246
                                                                       ---------
United Arab Emirates -- 3.8%
   AHB Tier 1 Sukuk
       Callable 06/30/2019 @ $100
       5.500%, 06/29/2049 (A) ..................       500,000           510,000
   DIP Sukuk
       4.291%, 02/20/2019 ......................       450,000           455,625
   Emirates NBD Tier 1
       Callable 05/30/2019 @ $100
       5.750%, 05/29/2049 (A) ..................       450,000           441,149
   MAF Global Securities
       Callable 10/29/2018 @ $100
       7.125%, 10/29/2049 (A) ..................       200,000           217,250
                                                                      ----------
                                                                       1,624,024
                                                                      ----------
   TOTAL CORPORATE OBLIGATIONS
       (Cost $39,787,173)                                             40,195,543
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 2.2%
--------------------------------------------------------------------------------

   SEI Daily Income Trust Money Market Fund,
    Cl A, 0.010%
       (Cost $949,459) .........................       949,459           949,459
                                                                   -------------

TOTAL INVESTMENTS-- 96.6%
   (Cost $40,736,632) + ........................                   $  41,145,002
                                                                   =============


A summary of the open futures contracts held by the Fund at September 30, 2014, is as follows:

                                                                             Unrealized
                                 Number of                                  Appreciation
Type of Contract              Contracts Short      Expiration Date         (Depreciation)
------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Note        (21)               Dec-2014             $   13,820
U.S. 5-Year Treasury Note          (9)               Dec-2014                   (492)
                                                                          -----------
                                                                          $   13,328
                                                                          ===========


A summary of outstanding forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:

                                                                        Unrealized
                                                                       Appreciation
Maturity Date        Currency to Deliver      Currency to Receive     (Depreciation)
-------------------------------------------------------------------------------------
10/17/14              CNY   82,223,630         USD    13,350,000     $   (24,071)
10/17/14-3/31/15      USD   43,580,000         CNY   270,583,815         276,492
11/4/14               USD     582,643          EUR       450,000         (14,141)
11/4/14-12/1/14       EUR     650,000          USD       844,273          23,054
                                                                      -----------
                                                                      $   261,334
                                                                      ===========

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of counterparties for the outstanding forward foreign currency contracts held by the Fund at September 30, 2014, is as follows:


                                                                        Unrealized
Counterparty         Currency to Deliver      Currency to Receive      Appreciation
-------------------------------------------------------------------------------------
Credit Suisse            (58,357,933)             58,619,267           $    261,334
                                                                       ============

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              SEPTEMBER 30, 2014
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $42,576,049.

(1)  In U. S. dollars unless otherwise indicated.

(A) Floating rate security - Rate disclosed is the rate in effect on September 30, 2014.

(B)  Rate shown is the 7-day effective yield as of September 30, 2014.

+ At September 30, 2014, the tax basis cost of the Fund's investments was $40,736,632, and the unrealized appreciation and depreciation were $646,268 and $(237,898), respectively.

Cl -- Class
CNY-- China Yuan Renminbi
EUR -- Euro
MTN -- Medium Term Note
USD -- U.S. Dollar

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments carried at value:

Investments in Securities               Level 1             Level 2         Level 3            Total
-----------------------------------------------------------------------------------------------------------
  Corporate Obligations              $         --       $  40,195,543      $    --       $  40,195,543
  Short-Term Investment                   949,459                  --           --             949,459
                                     -----------------------------------------------------------------
Total Investments in Securities      $    949,459       $  40,195,543      $    --       $  41,145,002
                                     =================================================================



Other Financial Instruments                  Level 1             Level 2         Level 3            Total
-----------------------------------------------------------------------------------------------------------
   Futures Contracts*
      Unrealized Appreciation          $     13,820           $       --       $     --         $  13,820
      Unrealized Depreciation                  (492)                  --             --              (492)
   Forward Foreign Currency Contracts*
      Unrealized Appreciation                    --              299,546             --           299,546
      Unrealized Depreciation                    --              (38,212)            --           (38,212)
                                       -------------------------------------------------------------------
Total Other Financial Instruments      $     13,328           $  261,334  $          --         $ 274,662
                                       ===================================================================


* Futures contracts and Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2014, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended September 30, 2014, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-0400

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie
                                          President

Date: November 28, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie
                                          President

Date: November 28, 2014

By (Signature and Title)                  /s/ Rami Abdel-Rahman
                                          --------------------------------------
                                          Rami Abdel-Rahman
                                          Treasurer, Controller & CFO

Date: November 28, 2014